Consolidated Statements of Comprehensive Loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Loss
Revenue from contract with customer	SFr 1,612,953	SFr 1,422,438	SFr 2,916,308
Other income	34,116	22,521	236,997
Operating costs
Research and development	(6,962,486)	(14,665,462)	(12,840,540)
General and administration	(4,965,882)	(7,299,704)	(5,818,682)
Total operating costs	(11,928,368)	(21,965,166)	(18,659,222)
Operating loss	(10,281,299)	(20,520,207)	(15,505,917)
Finance income	63,964	29,251	217,015
Finance expense	(338,892)	(313,257)	(63,012)
Finance result	(274,928)	(284,006)	154,003
Net loss before tax	(10,556,227)	(20,804,213)	(15,351,914)
Income tax expense	0	0	0
Net loss for the year	SFr (10,556,227)	SFr (20,804,213)	SFr (15,351,914)
Basic loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.14)	SFr (0.46)	SFr (0.45)
Diluted loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.14)	SFr (0.46)	SFr (0.45)
Items that will never be reclassified to profit and loss:
Remeasurements of retirement benefits obligation	SFr (506,167)	SFr 1,270,132	SFr 260,548
Items that may be classified subsequently to profit and loss:
Exchange difference on translation of foreign operations	(2,000)	(345)	(295)
Other comprehensive (loss)/ income for the year, net of tax	(508,167)	1,269,787	260,253
Total comprehensive loss for the year	SFr (11,064,394)	SFr (19,534,426)	SFr (15,091,661)